Share-based Compensation - Summary of Performance Share Units (Detail) (Performance Share Units [Member], Post-IPO Long Term Incentive Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2013	2,408,474
Shares, Granted	547,510
Shares, Vested	(650,193)
Shares, Forfeited	(101,488)
Shares, Outstanding at December 31, 2013	2,204,303	2,408,474
Weighted average grant date fair value, Outstanding at January 1, 2013	$ 19.55
Weighted average grant date fair value, Granted	$ 39.59	$ 23.35	$ 17.38
Weighted average grant date fair value, Vested	$ 17.14
Weighted average grant date fair value, Forfeited	$ 20.32
Weighted average grant date fair value, Outstanding at December 31, 2013	$ 25.21	$ 19.55
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2013
Shares, Granted	1,775,000
Shares, Vested
Shares, Forfeited
Shares, Outstanding at December 31, 2013	1,775,000
Weighted average grant date fair value, Granted	$ 17.54
Weighted average grant date fair value, Outstanding at December 31, 2013	$ 17.54